Stockholders' Equity (Narrative) (Details) (USD $)	12 Months Ended							12 Months Ended										12 Months Ended						0 Months Ended		0 Months Ended			0 Months Ended	12 Months Ended							0 Months Ended	12 Months Ended
	Dec. 31, 2011 votes_per_share	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2010 Maximum [Member]	Dec. 31, 2009 Maximum [Member]	Dec. 31, 2011 Stock Compensation Plan [Member]	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2010 Stock Options [Member]	Dec. 31, 2009 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member] Maximum [Member]	Dec. 31, 2011 Stock Options [Member] Three Years Vesting Period [Member]	Dec. 31, 2011 Stock Options [Member] Four Years Vesting Period [Member]	Dec. 31, 2011 Stock Options [Member] Five Years Vesting Period [Member]	Dec. 31, 2011 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2010 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2009 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2011 Restricted Stock Units (RSUs) [Member] Director [Member]	Dec. 31, 2011 Restricted Stock Units (RSUs) [Member] Three Years Vesting Period [Member]	Dec. 31, 2011 Restricted Stock Units (RSUs) [Member] Four Years Vesting Period [Member]	Dec. 31, 2011 Restricted Stock Units (RSUs) [Member] Five Years Vesting Period [Member]	Dec. 31, 2011 Inventories [Member]	Dec. 31, 2010 Inventories [Member]	Nov. 20, 2009 SunEdison [Member]	Feb. 01, 2011 SunEdison [Member]	Nov. 20, 2009 SunEdison [Member] Restricted Stock Units Under Special Inducement Grant Plan [Member]	Dec. 31, 2011 SunEdison [Member] Restricted Stock Units Under Special Inducement Grant Plan [Member]	Jan. 31, 2011 SunEdison [Member] Restricted Stock Units Under Special Inducement Grant Plan [Member]	Nov. 20, 2009 SunEdison [Member] Restricted Stock Units Under Special Inducement Grant Plan [Member] Management [Member]	Dec. 31, 2011 SunEdison [Member] Restricted Stock Units Under Special Inducement Grant Plan [Member] Management [Member]	Dec. 31, 2011 SunEdison [Member] Special Inducement Grant Plan, Cliff Vesting Award [Member]	Dec. 31, 2010 SunEdison [Member] Special Inducement Grant Plan, Cliff Vesting Award [Member]	Dec. 31, 2009 SunEdison [Member] Special Inducement Grant Plan, Cliff Vesting Award [Member]	Dec. 31, 2011 SunEdison [Member] Special Inducement Grant Plan, Performance Awards [Member]	Dec. 31, 2010 SunEdison [Member] Special Inducement Grant Plan, Performance Awards [Member]	Dec. 31, 2009 SunEdison [Member] Special Inducement Grant Plan, Performance Awards [Member]	Nov. 20, 2009 Common Stock [Member] SunEdison [Member]	Dec. 31, 2011 Treasury Stock [Member]	Dec. 31, 2010 Treasury Stock [Member]	Dec. 31, 2009 Treasury Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preferred stock, shares authorized	50,000,000	50,000,000
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares issued	0	0
Preferred Stock, Shares Outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Number Of Votes Per Share Of Common Stock	1
Dividends, Common Stock, Cash	$ 0	$ 0	$ 0
Contingent consideration common stock issued																								3,800,000													3,800,000
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned																																					45,800,000
Share Price																								$ 12.08
Contingent Consideration Common Stock Issued																									2,100,000
Stock Repurchase Program, Authorized Amount	1,000,000,000
Common stock repurchases (in shares)																																						0	0	1,000,000
Treasury Stock, Value, Acquired, Cost Method			15,800,000																																					15,800,000
Treasury Stock, Shares, Acquired From Inception																																						9,000,000
Treasury Stock, Value, Acquired, Cost From Inception																																						448,000,000
Shares authorized for future grant under these plans							9,200,000
Stock options vesting period (in years)											10 years	3 years	4 years	5 years				2 years	3 years	4 years	5 years									1 year
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value				100,000	100,000	900,000
Proceeds from Stock Options Exercised	100,000	600,000	700,000
Employee Service Share-based Compensation, Tax Benefit Realized from Exercise of Stock Options				100,000	300,000	400,000
Weighted-average grant-date fair value per share of options granted								$ 5.94	$ 7.04	$ 7.62
Total unrecognized compensation cost								38,600,000							26,800,000
Unrecognized compensation cost expected to be recognized over a weighted-average period (in years)								2.6							2.5
Granted															2,358,256											1,644,529			584,372
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested, Percentage																											33.00%	34.00%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Expected To Vest Within Year, Percentage																											33.00%
Stock-based compensation	43,900,000	51,600,000	36,500,000																												1,600,000	6,200,000	800,000	3,200,000	8,100,000	900,000
Weighted-average fair value of restricted stock units per share on the date of grant															$ 11.09	$ 14.64	$ 12.26
Proceeds and Excess Tax Benefit from Share-based Compensation	100,000	100,000	300,000
Employee Service Share-based Compensation, Allocation of Recognized Period Costs, Capitalized Amount																						$ 500,000	$ 400,000